Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 6,331	$ 5,461	$ 18,370	$ 16,987
Cost of goods sold	5,242	4,524	15,166	14,014
Other, net	174	131	454	951
Interest expense	259	273	712	743
Income taxes	(64)	(32)	(225)	(179)
Net income (loss)	57	39	353	(345)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	20	10	78	13
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(2)	(18)	(4)	(38)
Cost of goods sold	9	5	43	(17)
Other, net	(4)	1	(8)	(5)
Interest expense	1		2	3
Income taxes	1	2		11
Net income (loss)	5	(10)	33	(46)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	22	23	69	69
Amortization of prior service cost	(1)		(2)	(2)
Income taxes	(6)	(3)	(22)	(8)
Net income (loss)	$ 15	$ 20	$ 45	$ 59